Stockholders’ (Deficit) Equity and Stock-Based Compensation - Employee stock purchase plan (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Shares reserved for issuance (in shares)	83,554,725	107,449,504
2021 Employee Stock Purchase Plan
Class of Stock [Line Items]
Shares reserved for issuance (in shares)	3,715,944	0
ESPP | 2021 Employee Stock Purchase Plan | Common Stock
Class of Stock [Line Items]
Maximum deduction from compensation, percent	15.00%
Purchase price of common stock, percent	85.00%
Purchase price of common stock, applicable purchase date, percent	85.00%
Shares reserved for issuance (in shares)	3,715,944